Related Party Transactions - Back-up Facility (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended							0 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2009 Alt-A residential mortgage-backed securities	Dec. 31, 2012 ING Support Holding Alt-A residential mortgage-backed securities	Dec. 31, 2011 ING Support Holding Alt-A residential mortgage-backed securities	Dec. 31, 2010 ING Support Holding Alt-A residential mortgage-backed securities	Mar. 31, 2009 ING Support Holding Alt-A residential mortgage-backed securities	Jan. 26, 2009 ING Support Holding Alt-A residential mortgage-backed securities	Mar. 31, 2009 ING Direct Bancorp Alt-A residential mortgage-backed securities	Jan. 26, 2009 ING Direct Bancorp Alt-A residential mortgage-backed securities	Jan. 26, 2009 ING Direct Bancorp Alt-A residential mortgage-backed securities Portfolio Purchase, 80%	Jan. 26, 2009 ING Direct Bancorp Alt-A residential mortgage-backed securities Portfolio Purchase, 20%
Related Party Transaction [Line Items]
Percent of investment value transfered											80.00%		80.00%
Investment portfolio, at par										$ 4,500.0	$ 4,500.0	$ 445.9	$ 445.9
Percent of investments retained											20.00%		20.00%
Investment portfolio purchase price, percent of asset transferred											90.00%
Loan - Dutch State obligation			0	1,792.7			3,300.0
Fees incurred							6.1	8.3	9.4
Proceeds from sale of securities	573.8	181.5	1,781.7	2,422.8	1,063.2									321.0	54.3
Gain recognized on disposal of securities						$ 844.0